Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Bank Borrowings [Abstract]
Schedule of Outstanding Balances of Bank Borrowings

Outstanding balances of bank borrowings as of December 31, 2024 and June 30, 2025 consist of the following:

				Weighted average interest rate as of	Weighted average interest rate as of	Balance as of	Balance as of
		Maturity		December 31,	June 30,	December 31,	June 30,
Lender	Type	date	Currency	2024	2025	2024	2025	2025
						HK$	HK$	US$
Standard Chartered Bank (Hong Kong) Limited	Government guaranteed SME loan	Within 10 years or on demand	HK$	3.5%	3.0%	8,871,262	8,480,454	1,080,327
Total						8,871,262	8,480,454	1,080,327